STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Nov. 17, 2020		$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Nov. 17, 2020		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 518	24,482	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		5,175,000
Net loss	[1]	$ 0	0	(5,000)	(5,000)
Balance at the end at Dec. 31, 2020		$ 518	24,482	(5,000)	20,000
Balance at the end (in shares) at Dec. 31, 2020		5,175,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor			6,139,939		6,140,000
Ordinary shares subject to redemption			(196,080,362)		(196,082,323)
Net loss		$ 0		(148,766)	(148,766)
Balance at the end at Mar. 31, 2021		$ 518	5,153,081	(153,766)	5,000,003
Balance at the end (in shares) at Mar. 31, 2021		5,175,000
Balance at the beginning at Dec. 31, 2020		$ 518	24,482	(5,000)	20,000
Balance at the beginning (in shares) at Dec. 31, 2020		5,175,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(1,582,660)
Balance at the end at Jun. 30, 2021		$ 518	6,586,963	(1,587,660)	5,000,006
Balance at the end (in shares) at Jun. 30, 2021		5,175,000
Balance at the beginning at Mar. 31, 2021		$ 518	5,153,081	(153,766)	5,000,003
Balance at the beginning (in shares) at Mar. 31, 2021		5,175,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of Class A ordinary shares subject to redemption			1,433,882		1,433,897
Net loss				(1,433,894)	(1,433,894)
Balance at the end at Jun. 30, 2021		$ 518	$ 6,586,963	$ (1,587,660)	$ 5,000,006
Balance at the end (in shares) at Jun. 30, 2021		5,175,000

[1]	Included an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.